Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
	As of	As of
	December 31, 2016	December 31, 2015
Property and Buildings	$7,040,637	$7,532,019
Leasehold improvement	1,787,688	1,722,562
Machinery and equipment (1)	23,425,270	19,467,526
Automobiles	919,146	913,888
Office and electric equipment	731,373	736,808
Subtotal	33,904,114	30,372,803
Construction in progress	11,084,794	96,112
Less: accumulated depreciation	(11,186,861)	(8,912,049)
Property and equipment, net	$33,802,047	$21,556,866

(1)	A total amount of $3,591,180 machinery was related to the sale leaseback transaction (see Note 11).